Merger - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
	Jun. 30, 2023	Dec. 31, 2023	Jun. 23, 2023
Restricted Stock Unit's [Member]
Merger [Line Items]
Granted		1,473,585
GSRM [Member] | Non Redeemable Common Stock [Member]
Merger [Line Items]
Increase (Decrease) of Restricted Investments		$ 18.7
Payment of cash through spac trust proceeds		18.7
Preferred Class A [Member]
Merger [Line Items]
Stockholders equity preferred stock at fair value		$ 13.9
Common Class A And Preferred Stock Series A [Member]
Merger [Line Items]
Common stock, conversion basis		1:1
Common Class A And Preferred Stock Series A [Member] | Aggregate Number Of Shares Issued At Or Before The Time Of Merger [Member]
Merger [Line Items]
Stock issued during the period shares new issues		5,000,000
Private Placement Agreement [Member] | Preferred Class A [Member]
Merger [Line Items]
Stock issued during the period shares new issues	4,300,000
Subscription receivable subject to trigger price		$ 43.3
Trigger share price during which the amount shall become payable to subscribers			$ 0
Subscription Amount Refundable One			$ 10.9
Subscription Amount Refundable Two			$ 12.1
Private Placement Agreement [Member] | Preferred Class A [Member] | Maximum [Member]
Merger [Line Items]
Trigger share price for subscription amount to be received			$ 11.39
Private Placement Agreement [Member] | Preferred Class A [Member] | Minimum [Member]
Merger [Line Items]
Trigger share price for subscription amount to be received			$ 10.5
Backstop Agreement [Member] | GSRM [Member]
Merger [Line Items]
Common stock shares of holders who have agreed to extend the date of business combination		6,783,000
Last date for consummation of business combination		Mar. 01, 2024
Backstop Agreement [Member] | GSRM [Member] | Non Redeemable Common Stock [Member]
Merger [Line Items]
Percentage of non redeemable common stock		1.00%
Backstop Agreement [Member] | GSRM [Member] | Non Redeemable Common Stock [Member] | Polar Multistrategy Master Fund [Member]
Merger [Line Items]
Stock issued during the period shares new issues		454,350
Backstop Agreement [Member] | Class A Common Stock Commitment Shares [Member] | GSRM [Member] | Non Redeemable Common Stock [Member]
Merger [Line Items]
Stock issued during the period shares new issues		67,830
Backstop Agreement [Member] | Common Class A [Member] | GSRM [Member] | Non Redeemable Common Stock [Member]
Merger [Line Items]
Stock issued during the period shares new issues		657,840
Backstop Agreement [Member] | Class A Common Stock Extension Shares [Member] | GSRM [Member] | Non Redeemable Common Stock [Member]
Merger [Line Items]
Stock issued during the period shares new issues		135,660
PIPE Agreement [Member]
Merger [Line Items]
Difference between fair value and subscription receivable recognized as expenses		$ 15.2
PIPE Agreement [Member] | Preferred Class A [Member]
Merger [Line Items]
Stockholders equity preferred stock at fair value		13.9
Transaction-related expenses		$ 1.3
PIPE Agreement [Member] | Common Class A [Member] | Aggregate Number Of Shares Issued At Or Before The Time Of Merger [Member] | PIPE Subscribers [Member]
Merger [Line Items]
Stock issued during the period shares new issues		700,000
PIPE Agreement [Member] | Series A Preferred Stock [Member] | Aggregate Number Of Shares Issued At Or Before The Time Of Merger [Member] | PIPE Subscribers [Member] | Private Placement [Member]
Merger [Line Items]
Stock issued during the period shares new issues		4,300,000
Sale Bonus Agreements [Member] | Officer and Employee [Member] | Selling, General and Administrative Expenses [Member] | Bitcoin Depot [Member]
Merger [Line Items]
Allocted share based compnesation		$ 0.8
Sale Bonus Agreements [Member] | Officer and Employee [Member] | Selling, General and Administrative Expenses [Member] | Bitcoin Depot [Member] | Restricted Stock Unit's [Member]
Merger [Line Items]
Granted		120,500
Sale Bonus Agreements [Member] | Chief Executive Officer [Member]
Merger [Line Items]
Issued		500,000